Share-Based Compensation - Summary of Share-based Compensation Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 16,162	$ 12,937
Equity settled share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,558	1,783
Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3,622	3,053
Phantom share entitlement plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	117	102
Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	4,172	3,470
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	4,454	2,751
Cash performance target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,239	$ 1,778